Share Capital	9 Months Ended
Jul. 31, 2024
Share Capital [Abstract]
Share Capital
6.	Share Capital

a.	The Company’s authorized share capital is unlimited common shares without par value share. On November 28, 2023, the Company effected a 1-for-30 share consolidation. All share amounts and instruments convertible into common shares prior to the date of the reverse share split have been retroactively restated for all periods presented.

b.	As of July 31, 2024, the number of common shares issued and outstanding was 3,979,243 (October 31, 2023 – 607,337).

c.	Share transactions during the nine months ended July 31, 2024:

(i)	On November 6, 2023, 45 common shares with a fair value of $117 were issued to providers of investor services in payment of services.

(ii)	Between November 29, 2023 and December 5, 2023, April 2023 Warrants and September 2023 Warrants were exercised into 1,062,188 shares, resulting in gross proceeds of $3,498,032.

(iii)	On January 16, 2024, the Company completed a registered direct offering and concurrent private placement of (i) 1,468,000 Common Shares, (ii) 32,000 pre-funded warrants to purchase 32,000 Common Shares and (iii) 1,500,000 unregistered common warrants to purchase 1,500,000 Common Shares. The pre-funded warrants are immediately exercisable at an exercise price of $0.0001 per Common Share and will not expire until exercised in full. The unregistered common warrants have an exercise price of $1.60 per Common Share (after giving effect to adjustments and subject to further adjustments as set forth therein), are immediately exercisable, and expire five years from the date of issuance. These warrants include a cashless exercise provision and repricing provisions, under certain circumstances (“the January 2024 Offering”). The gross proceeds from the January 2024 Offering were approximately $2.4 million before deducting estimated offering expenses. Net proceeds from the offering were $1,824,773. On January 17, 2024, the pre-funded warrants were exercised.

(iv)	On February 19, 2024, 44 common shares with a fair value of $68 were issued to providers of investor services in payment of services.

(v)	During the period between February 23, 2024 and March 2, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants were exercised into 131,914 shares, for gross proceeds of $157,918.

(vi)	On April 3, 2024, 9,000 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $11,935 at the time of issuance.

(vii)	On May 9, 2024, 88 common shares with a fair value of $127 were issued to providers of investor services in payment of services.

(viii)	On June 17, 2024, 162,970 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $243,003 at the time of issuance.

(ix)	During the period between June 20, 2024 and July 16, 2024, April 2023 Warrants, September 2023 Warrants and January 2024 Warrants were exercised into 306,172 shares, for gross proceeds of $402,206.

(ix)	On July 4, 2024, 64,617 common shares with a fair value of $103,387 were issued to providers of investor services in payment of services.

(xi)	During the period between July 4, 2024 and July 8, 2024, 134,868 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $256,252 at the time of issuance.

d.	Share transactions during the nine months ended July 31, 2023:

(i)	On November 14, 2022, the Company completed an underwritten public offering of 38,462 common shares at a price to the public of $195.00 per share, for aggregate gross proceeds of $7.5 million, prior to deducting underwriting discounts and offering expenses. The offering closed on November 17, 2022. Net proceeds from the offering were $6,363,906.

In addition, the Company granted Aegis Capital Corp. (“Aegis”), who acted as the underwriters for the deal, a 45-day option to purchase up to 5,769 additional common shares, equal to 15% of the number of common shares sold in the offering solely to cover over-allotments, if any (“Over-Allotment”). The public purchase price per additional common share would have been $195.00 per share. The Over-Allotment was not exercised.

Aegis received 1,923 underwriter warrants, (the “Underwriter Warrants”) each such Underwriter Warrant entitling the agents to receive one common share upon payment of $243.75 per share, exercisable six months after the commencement of sales of this offering and expiring on a date which is no more than five years after the commencement of sales of the offering. The fair value of the Underwriter Warrants of $337,579 were accounted for as an issuance cost within the share-based payment reserve. The fair value of the Underwriter Warrants was estimated using the Black-Scholes option pricing model assuming no expected dividends or forfeitures and the following weighted average assumptions:

Risk-free interest rate	1.43%
Expected life (in years)	5
Expected volatility	150%

In connection with the offering, the Company’s common shares were approved for listing on the Nasdaq and began trading on the Nasdaq (in addition to the CSE) under the symbol “CMND” on November 15, 2022.

Following the public offering and pursuant to the XYLO SPA, XYLO was entitled to receive 1,494 common shares and 75 warrants pursuant to an anti-dilution clause included in the agreement signed between the Company and XYLO on June 29, 2022. The anti-dilution feature was recorded as a derivative liability as of October 31, 2022.

(ii)	On January 16, 2023, 161 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $39,975 at the time of issuance.

On February 22, 2023, 400 common shares were issued in respect of fully vested RSU’s that had been fully vested. The RSU’s had a fair value of $110,096 at the time of issuance.

(iii)	On April 6, 2023, the Company completed an underwritten public offering of 103,249 common shares at a price to the public of $23.40 per share and pre-funded warrants to purchase 46,942 common shares at a price to the public of $23.37 per pre-funded warrant (“Pre-Funded Warrants”), for aggregate gross proceeds of $3.5 million (the “April 2023 Public Offering”). The Pre-Funded Warrants were exercisable at $0.03 into one common share, and all the Pre-Funded Warrants were exercised by April 30, 2023. In addition, each April 2023 Public Offering shareholder and each Pre-Funded Warrant holder received a common warrant, which was immediately exercisable, will expire five years from the date of issuance and have an exercise price of $23.40 per common share (“April 2023 Public Offering Warrant”). The April 2023 Public Offering warrants include a cashless exercise provision and repricing provisions under certain circumstances, that also includes a potential change in the number of shares to be issued for each warrant depending on the change in the exercise price of the warrant.

Net proceeds from the offering were $2,936,079.

(iv)	On May 23, 2023, 239 common shares with a fair value of $27,965 were issued to consultants and 1,494 common shares with a fair value of $110,000 were issued to providers of investor services in respect of services.

(v)	On June 1, 2023, 245 common shares were issued in respect of RSU’s that had been fully vested. The RSU’s had a fair value of $48,194 at the time of issuance.

(vi)	On July 10, 2023, 597 common shares with a fair value of $10,000 were issued to providers of investor services in respect of services.